Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 1,011	R 379
Non-current	453	269
Current	558	110
Derivative financial liabilities	(2,111)	(1,531)
Non-current	(609)	(470)
Current	(1,502)	(1,061)
Net derivative financial instruments	(1,100)	(1,152)
Unrealised gains/(losses) included in other reserves, net of tax	(1,389)	(753)	R 480
Realised losses included in revenue	(1,265)	(184)	497
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(1,734)	(1,782)	(242)
Gains/(losses) on derivatives	572	(124)	98
Day one gain/(loss) amortisation	(119)	(70)	(45)
Total gains/(losses) on derivatives	453	(194)	53
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1,734)	(1,782)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1,734	1,782
Reserve Of Cash Flow Hedges and Change in Value of Time Value	R (1,252)	(753)	480
– 12 months
Hedge effectiveness
New board approved hedging limit	0.30
Between one to two years
Hedge effectiveness
New board approved hedging limit	0.20
Due between two to three years5
Hedge effectiveness
New board approved hedging limit	0.10
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 282	179
Non-current	172	135
Current	110	44
Derivative financial liabilities	(1,799)	(1,291)
Non-current	(510)	(401)
Current	(1,289)	(890)
Net derivative financial instruments	(1,517)	(1,112)
Unrealised gains/(losses) included in other reserves, net of tax	(1,192)	(808)
Realised losses included in revenue	(1,215)	(209)	602
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(1,580)	(1,748)	(292)
Gains/(losses) on derivatives	0	0	0
Day one gain/(loss) amortisation	(114)	(66)	(39)
Total gains/(losses) on derivatives	(114)	(66)	(39)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1,580)	(1,748)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1,580	1,748
Reserve Of Cash Flow Hedges and Change in Value of Time Value	(1,069)	(808)
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	30	67
Non-current	27	33
Current	3	34
Derivative financial liabilities	(236)	(19)
Non-current	(77)	0
Current	(159)	(19)
Net derivative financial instruments	(206)	48
Unrealised gains/(losses) included in other reserves, net of tax	(197)	55
Realised losses included in revenue	(50)	25	(105)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(310)	(34)	50
Gains/(losses) on derivatives	0	0	0
Day one gain/(loss) amortisation	(11)	(4)	(6)
Total gains/(losses) on derivatives	(11)	(4)	(6)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(310)	(34)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	310	34
Reserve Of Cash Flow Hedges and Change in Value of Time Value	(183)	55
Rand Gold Collars Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	155
Non-current	135
Current	20
Derivative financial liabilities	(9)
Non-current	0
Current	(9)
Net derivative financial instruments	146
Unrealised gains/(losses) included in other reserves, net of tax	123
Realised losses included in revenue	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	141
Gains/(losses) on derivatives	0
Day one gain/(loss) amortisation	5
Total gains/(losses) on derivatives	5
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	141
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	(141)
US Gold Collars Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	18
Non-current	18
Current	0
Derivative financial liabilities	(4)
Non-current	(1)
Current	(3)
Net derivative financial instruments	14
Unrealised gains/(losses) included in other reserves, net of tax	14
Realised losses included in revenue	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	15
Gains/(losses) on derivatives	0
Day one gain/(loss) amortisation	1
Total gains/(losses) on derivatives	1
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	15
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	(15)
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	3	44
Non-current	3	16
Current	0	28
Derivative financial liabilities	(63)	0
Non-current	(21)	0
Current	(42)	0
Net derivative financial instruments	(60)	44
Unrealised gains/(losses) included in other reserves, net of tax	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(98)	21	114
Day one gain/(loss) amortisation	0	0	0
Total gains/(losses) on derivatives	(98)	21	114
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	523	89
Non-current	98	85
Current	425	4
Derivative financial liabilities	0	(221)
Non-current	0	(69)
Current	0	(152)
Net derivative financial instruments	523	(132)
Unrealised gains/(losses) included in other reserves, net of tax	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	670	(145)	(16)
Day one gain/(loss) amortisation	0	0	0
Total gains/(losses) on derivatives	670	(145)	R (16)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R 0	R 0